Capital Stock, Warrants and Stock Options - Schedule of Stock Options (Details) (Parenthetical)									6 Months Ended	9 Months Ended			12 Months Ended
	Oct. 30, 2020 $ / shares shares	Sep. 30, 2020 USD ($) shares	Sep. 30, 2020 $ / shares	Apr. 20, 2020 USD ($) shares	Apr. 20, 2020 $ / shares	Oct. 24, 2019 USD ($) shares	Oct. 24, 2019 $ / shares	Sep. 27, 2018 $ / shares	Dec. 31, 2020 USD ($) $ / shares shares	Sep. 30, 2021 $ / shares shares [1]	Sep. 30, 2020 $ / shares shares	[2],[3]	Sep. 30, 2020	Jun. 30, 2020 USD ($) shares	Jun. 30, 2019 USD ($) $ / shares
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Stock option exercise price										$ 0.34	$ 0.55
Stock option granted shares | shares									435,000	1,037,977	6,157,659			7,532,659
CAD [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Stock option exercise price									$ 0.55						$ 0.56
Directors and Officers [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Number of vested stock option shares | shares						1,575,000
Stock option expiration term						5 years
Stock option exercise price							$ 0.60
Fair value of stock option vested | $						$ 435,069			$ 74,949					$ 309,211
Directors and Officers [Member] | CAD [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Stock option exercise price							$ 0.60
Directors [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Number of vested stock option shares | shares				5,957,659
Stock option expiration term				5 years
Stock option exercise price					$ 0.55
Fair value of stock option vested | $				$ 1,536,764					403,456					162,855
Directors [Member] | CAD [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Stock option exercise price					$ 0.55
Consultant [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Number of vested stock option shares | shares		200,000
Stock option expiration term		3 years
Stock option exercise price			$ 0.60
Fair value of stock option vested | $		$ 52,909							$ 52,909
Vesting percentage									50.00%				50.00%	50.00%
Stock option granted shares | shares									20,259
Consultant [Member] | CAD [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Stock option exercise price								$ 0.60
Director [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Number of vested stock option shares | shares	235,000
Fair value of stock option vested | $									$ 46,277
Director [Member] | CAD [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Stock option exercise price	$ 0.50
Stock option granted shares | shares	46,277

[1]	On February 19, 2021, 1,037,977 stock options were issued to an officer of the Company, of which 273,271 stock options vest immediately and the balance of 764,706 stock options shall vest on December 31, 2021. These options have a 5-year life and are exercisable at C$0.335 per common share. The grant date fair value of the options was estimated at $204,213. The vesting of these options resulted in stock-based compensation of $43,941 and $160,750, for the three and nine months ended September 30, 2021, respectively (three and nine months ended September 30, 2020 - $nil), which is included in operation and administration expenses on the condensed interim consolidated statements of income (loss) and comprehensive income (loss).
[2]	On April 20, 2020, 5,957,659 stock options were issued to certain directors of the Company. Each stock option entitles the holder to acquire one common share of the Company at an exercise price of C$0.55. The stock options vest in one-fourth increments upon each anniversary of the grant date and expire in 5 years. The grant date fair value of the stock options was estimated at $1,536,764. The vesting of these options results in stock-based compensation of $104,890 and $427,034, for the three and nine months ended September 30, 2021 respectively (three and nine months ended September 30, 2020 - $201,728 and $357,409, respectively), which is included in operation and administration expenses on the condensed interim consolidated statements of income (loss) and comprehensive income (loss).
[3]	On October 24, 2019, 1,575,000 stock options were issued to directors and officers of the Company. These options have a 5-year life and are exercisable at C$0.60 per share. The grant date fair value of the stock options was estimated at $435,069. The vesting of these options resulted in stock-based compensation of $10,430 and $48,189, for the three and nine months ended September 30, 2021 respectively (three and nine months ended September 30, 2020 - $45,173 and $186,614, respectively), which is included in operation and administration expenses on the condensed interim consolidated statements of income (loss) and comprehensive income (loss).